CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited)	January 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 68.2%
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 4.0%
AT&T Inc.	270,000	$10,157,400
Verizon Communications Inc.	70,360	4,182,198

TOTAL COMMUNICATION SERVICES		14,339,598

CONSUMER STAPLES - 3.3%
Beverages - 1.3%
Coca-Cola Co.	36,500	2,131,600
PepsiCo Inc.	18,880	2,681,338

Total Beverages		4,812,938

Household Products - 2.0%
Kimberly-Clark Corp.	22,000	3,151,280
Procter & Gamble Co.	31,500	3,925,530

Total Household Products		7,076,810

TOTAL CONSUMER STAPLES		11,889,748

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Williams Cos. Inc.	84,000	1,737,960

FINANCIALS - 14.2%
Banks - 0.8%
Bank of America Corp.	86,150	2,828,304

Capital Markets - 7.8%
Apollo Global Management Inc.	62,000	2,933,840
Blackstone Group Inc., Class A Shares	301,000	18,382,070
Carlyle Group Inc.	143,000	4,644,640
Intercontinental Exchange Inc.	23,500	2,343,890

Total Capital Markets		28,304,440

Mortgage Real Estate Investment Trusts (REITs) - 5.6%
AGNC Investment Corp.	302,310	5,619,943
Starwood Property Trust Inc.	292,000	7,492,720
TPG RE Finance Trust Inc.	187,270	3,833,417
Two Harbors Investment Corp.	207,200	3,161,872

Total Mortgage Real Estate Investment Trusts (REITs)		20,107,952

TOTAL FINANCIALS		51,240,696

HEALTH CARE - 4.5%
Pharmaceuticals - 4.5%
Johnson & Johnson	18,500	2,754,095
Merck & Co. Inc.	116,000	9,911,040
Pfizer Inc.	92,070	3,428,687

TOTAL HEALTH CARE		16,093,822

See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2020 Quarterly Report	1

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
INDUSTRIALS - 7.3%
Aerospace & Defense - 5.4%
Lockheed Martin Corp.	34,500	$14,770,140
United Technologies Corp.	32,500	4,881,500

Total Aerospace & Defense		19,651,640

Electrical Equipment - 0.4%
Emerson Electric Co.	22,000	1,575,860

Machinery - 1.5%
Stanley Black & Decker Inc.	33,000	5,257,890

TOTAL INDUSTRIALS		26,485,390

INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 0.5%
Cisco Systems Inc.	36,300	1,668,711

IT Services - 0.6%
Paychex Inc.	24,500	2,101,365

Semiconductors & Semiconductor Equipment - 5.3%
Intel Corp.	63,000	4,027,590
Maxim Integrated Products Inc.	45,000	2,705,400
Microchip Technology Inc.	23,000	2,242,040
QUALCOMM Inc.	76,000	6,483,560
Texas Instruments Inc.	30,500	3,679,825

Total Semiconductors & Semiconductor Equipment		19,138,415

Software - 7.7%
Microsoft Corp.	123,000	20,938,290
NortonLifeLock Inc.	197,000	5,598,740
Oracle Corp.	25,900	1,358,455

Total Software		27,895,485

Technology Hardware, Storage & Peripherals - 4.7%
Apple Inc.	42,550	13,169,650
Western Digital Corp.	55,000	3,602,500

Total Technology Hardware, Storage & Peripherals		16,772,150

TOTAL INFORMATION TECHNOLOGY		67,576,126

MATERIALS - 1.3%
Chemicals - 1.2%
Corteva Inc.	45,990	1,330,031
Dow Inc.	29,100	1,340,637
DuPont de Nemours Inc.	12,180	623,372
Huntsman Corp.	43,000	884,080

Total Chemicals		4,178,120

See Notes to Schedule of Investments.

2	ClearBridge Tactical Dividend Income Fund 2020 Quarterly Report

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
Containers & Packaging - 0.1%
International Paper Co.	13,000	$529,360

TOTAL MATERIALS		4,707,480

REAL ESTATE - 12.3%
Equity Real Estate Investment Trusts (REITs) - 12.3%
Alexandria Real Estate Equities Inc.	42,900	7,001,280
American Tower Corp.	19,230	4,456,360
Apartment Investment & Management Co., Class A Shares	72,606	3,827,062
AvalonBay Communities Inc.	22,330	4,838,688
EPR Properties	57,680	4,116,622
Equity Residential	49,400	4,104,152
Park Hotels & Resorts Inc.	98,650	2,164,381
Retail Properties of America Inc., Class A Shares	268,350	3,260,453
Simon Property Group Inc.	21,000	2,796,150
STORE Capital Corp.	119,230	4,679,777
Weyerhaeuser Co.	107,000	3,097,650

TOTAL REAL ESTATE		44,342,575

UTILITIES - 2.0%
Electric Utilities - 2.0%
Edison International	38,690	2,961,720
NextEra Energy Inc.	15,400	4,130,280

TOTAL UTILITIES		7,092,000

TOTAL COMMON STOCKS (Cost - $154,767,106)		245,505,395

	Shares/Units
MASTER LIMITED PARTNERSHIPS - 18.6%
Diversified Energy Infrastructure - 6.8%
Energy Transfer LP	978,000	12,313,020
Enterprise Products Partners LP	228,000	5,875,560
Genesis Energy LP	346,000	6,183,020

Total Diversified Energy Infrastructure		24,371,600

Gathering/Processing - 1.0%
Rattler Midstream LP	249,910	3,771,142

Global Infrastructure - 1.8%
Brookfield Infrastructure Partners LP	18,500	1,006,400
Brookfield Renewable Partners LP	109,500	5,345,923

Total Global Infrastructure		6,352,323

Liquids Transportation & Storage - 2.2%
Magellan Midstream Partners LP	57,000	3,498,660
PBF Logistics LP	216,900	4,554,900

Total Liquids Transportation & Storage		8,053,560

See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2020 Quarterly Report	3

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY		SHARES/UNITS	VALUE
Natural Gas Transportation & Storage - 0.6%
Hoegh LNG Partners LP		137,000	$2,064,590
Oil/Refined Products - 2.8%
CrossAmerica Partners LP		212,070	3,967,829
MPLX LP		121,000	2,910,050
Sunoco LP		109,980	3,421,478

Total Oil/Refined Products			10,299,357

Petrochemicals - 1.7%
Westlake Chemical Partners LP		273,759	6,192,429

Shipping - 1.7%
KNOT Offshore Partners LP		320,000	6,102,400

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $57,218,198)			67,207,401

	Rate	Shares
CONVERTIBLE PREFERRED STOCKS - 8.5%
HEALTH CARE - 2.0%
Health Care Equipment & Supplies - 1.2%
Danaher Corp.	4.750%	3,500	4,273,990

Pharmaceuticals - 0.8%
Elanco Animal Health Inc.	5.000%	50,457	2,763,076

TOTAL HEALTH CARE			7,037,066

INFORMATION TECHNOLOGY - 3.6%
Semiconductors & Semiconductor Equipment - 3.6%
Broadcom Inc.	8.000%	11,400	13,094,040

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Crown Castle International Corp.	6.875%	4,600	6,121,864

UTILITIES - 1.2%
Multi-Utilities - 1.2%
Sempra Energy	6.750%	34,000	4,251,360

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $26,205,747)			30,504,330

INVESTMENTS IN UNDERLYING FUNDS - 4.1%
Ares Capital Corp.		253,000	4,761,460	(a)
Golub Capital BDC Inc.		99,000	1,822,590	(a)
Owl Rock Capital Corp.		245,000	3,861,200	(a)
TriplePoint Venture Growth BDC Corp.		316,261	4,323,288	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $13,721,462)			14,768,538

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $251,912,513)			357,985,664

See Notes to Schedule of Investments.

4	ClearBridge Tactical Dividend Income Fund 2020 Quarterly Report

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	1.386%	2,755,518	$2,755,518
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	1.475%	688,880	688,880	(b)

TOTAL MONEY MARKET FUNDS (Cost - $3,444,398)			3,444,398

TOTAL INVESTMENTS - 100.4% (Cost - $255,356,911)			361,430,062
Liabilities in Excess of Other Assets - (0.4)%			(1,482,487)

TOTAL NET ASSETS - 100.0%			$359,947,575

(a)	Security is a business development company.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At January 31, 2020, the total market value of investments in Affiliated Companies was $688,880 and the cost was $688,880 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2020 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Tactical Dividend Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$245,505,395	—	—	$245,505,395
Master Limited Partnerships	67,207,401	—	—	67,207,401
Convertible Preferred Stocks	30,504,330	—	—	30,504,330
Investments in Underlying Funds	14,768,538	—	—	14,768,538

Total Long-Term Investments	357,985,664	—	—	357,985,664

Short-Term Investments†	3,444,398	—	—	3,444,398

Total Investments	$361,430,062	—	—	$361,430,062

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended January 31, 2020. The following transactions were effected in shares of such company for the period ended January 31, 2020.

	Affiliate Value at October 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$3,368,629	3,368,629	$2,679,749	2,679,749	—	$675	—	$688,880

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